Related Parties (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
General and Administrative Expense, Total	$ 6,850,000	$ 5,996,000
SPH Holdings Pty Ltd [Member]
Related Party Transaction [Line Items]
Payments to Acquire Businesses, Gross	100,000
Stock Issued During Period, Shares, Acquisitions	2,000,000
General and Administrative Expense, Total	110,000
Cost of Services	36,000	70,000
Due to Related Parties	3,000	152,000
Cellabs [Member]
Related Party Transaction [Line Items]
Payments to Acquire Businesses, Gross		50,000
Long-term Debt		200,000
Intrexon Corporation [Member]
Related Party Transaction [Line Items]
Communications and Information Technology	3,000,000
Payment of Milestone Fees	2,500,000
Payment of Milestone Fees1		5,000,000
Cost of Services, Maintenance Costs	$ 941,000	$ 357,000